Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
New England Innovation Academy (“NEIA”) – Related Party [Member]
Schedule of Revenue [Line Items]
Total revenue amount		[1]	$ 22,010
Percentage of total revenue		[1]	36.80%
Greenstone Holdings (“Greenstone”) – Related Party [Member]
Schedule of Revenue [Line Items]
Total revenue amount		[1]	$ 9,429
Percentage of total revenue		[1]	15.80%
Company Customer Number – 136 [Member]
Schedule of Revenue [Line Items]
Total revenue amount	$ 8,005			[1]
Percentage of total revenue	13.80%			[1]
Company Customer Number – 139 [Member]
Schedule of Revenue [Line Items]
Total revenue amount	$ 8,761			[1]
Percentage of total revenue	15.00%			[1]

[1]	Customer revenue, as a percentage of total revenue, was less than 10%